Equity (Details 1)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares	119,767
Weighted average remaining contractual life (years)	1 year 4 months 13 days
Weighted average exercise price | $ / shares	$ 2.58
Options exercisable | shares	119,767
Weighted average exercise price of exercisable options | $ / shares	$ 2.58
1.01-2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares	40,000
Weighted average remaining contractual life (years)	3 months 19 days
Weighted average exercise price | $ / shares	$ 1.38
Options exercisable | shares	40,000
Weighted average exercise price of exercisable options | $ / shares	$ 1.38
3.01-4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares	73,517
Weighted average remaining contractual life (years)	1 year 9 months 7 days
Weighted average exercise price | $ / shares	$ 3.02
Options exercisable | shares	73,517
Weighted average exercise price of exercisable options | $ / shares	$ 3.02
5.01-6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares	6,250
Weighted average remaining contractual life (years)	3 years 7 months 10 days
Weighted average exercise price | $ / shares	$ 5.02
Options exercisable | shares	6,250
Weighted average exercise price of exercisable options | $ / shares	$ 5.02